                                       CNA
                                 CAPITAL SELECT (R)
                                    VARIABLE
                                 UNIVERSAL LIFE




                               SEMI-ANNUAL REPORT
                                 ISSUED BY THE
                                  VALLEY FORGE
                            LIFE INSURANCE COMPANY,
                                 ONE OF THE CNA
                                   COMPANIES


                                 JUNE 30, 1999


[CNA LOGO]

--------------------------------------------------------------------------------

June 30, 1999
--------------------------------------------------------------------------------
Dear Contractholder:

    When we created CNA Capital Select(R) Variable Universal Life (issued by Valley Forge Life Insurance Company, one of the CNA companies), we designed it to be competitive with some of the top products in the marketplace. But we didn't stop there. Over time, we have added or enhanced features that we believe have made our product even better.

    For instance, one of the things we've done this past year is take a close look at the subaccounts our variable universal life product offers. As a result, the mix of subaccounts will be improved to provide an even broader representation.

    As we communicated previously, the MFS Limited Maturity Series was phased out as an investment option for new contributions as of May 1, 1999. We will soon be adding a variety of additional subaccount options, thereby increasing your overall number of investment choices. We will communicate these changes to you as they occur.

    This Semi-Annual Report takes a look at the subaccounts that are represented in our product. It reflects each subaccount's assets and liabilities as of June 30, 1999, results of operations for the six month period ending June 30, 1999 and changes in net assets for the six month and twelve month periods ending June 30, 1999 and December 31, 1998, respectively.*

    These subaccounts are managed by six widely recognized fund managers:

    - Federated Advisers

    - Fidelity Management & Research Company

    - Fred Alger Management, Inc.

    - Massachusetts Financial Services Company (MFS)

    - Societe Generale Asset Management Corp. (SoGen)

    - Van Eck Associates Corporation

    If you need additional information, please refer to your prospectus. If you can't find it or need another copy, please contact your CNA representative -- or let us hear from you directly.

    Thank you, once again, for selecting CNA Capital Select Variable Universal Life as one of the tools to help you reach your long-term goals.

Sincerely,

/s/ David M. Chernow
David M. Chernow
Senior Vice President & Chief Operating Officer, Investment Products

     * Although a guaranteed-interest option is available in connection with CNA Capital Select Variable Universal Life, financial reports regarding this fixed-interest fund are not included in this report.
--------------------------------------------------------------------------------
                                        1
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--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                FIDELITY      FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED        EQUITY-        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME       INCOME        MANAGER    INDEX 500    CONTRAFUND
                                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (cost noted below):               $687,386     $ 96,936      $ 88,953       $556,534      $238,818    $1,320,174    $749,017
                                      --------     --------      --------       --------      --------    ----------    --------
TOTAL ASSETS                           687,386       96,936        88,953        556,534       238,818     1,320,174     749,017
                                      --------     --------      --------       --------      --------    ----------    --------
LIABILITIES                              -            -            -              -              -            -            -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $687,386     $ 96,936      $ 88,953       $556,534      $238,818    $1,320,174    $749,017
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                $687,386     $ 93,443      $ 91,438       $487,179      $236,291    $1,171,514    $670,834
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE ALGER                  THE ALGER                                                                           VAN ECK
        AMERICAN      THE ALGER   AMERICAN      MFS                  MFS GROWTH     MFS         MFS        SOGEN     WORLDWIDE
         SMALL        AMERICAN     MIDCAP     EMERGING      MFS         WITH      LIMITED      TOTAL      OVERSEAS     HARD
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH      INCOME     MATURITY     RETURN     VARIABLE    ASSETS
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES       SERIES      SERIES      SERIES       FUND       FUND
------------------------------------------------------------------------------------------------------------------------------
        $207,104      $ 882,045   $ 347,001   $471,698   $ 329,081    $381,183    $ 69,542   $  263,524   $244,720   $ 20,667
        --------      ---------   ---------   --------   ---------    --------    --------   ----------   --------   --------
         207,104        882,045     347,001    471,698     329,081     381,183      69,542      263,524    244,720     20,667
        --------      ---------   ---------   --------   ---------    --------    --------   ----------   --------   --------
          -               -           -          -           -           -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------
        $207,104      $ 882,045   $ 347,001   $471,698   $ 329,081    $381,183    $ 69,542   $  263,524   $244,720   $ 20,667
==============================================================================================================================
        $190,321      $ 814,415   $ 323,405   $384,331   $ 285,367    $340,327    $ 69,925   $  256,976   $209,930   $ 18,654
==============================================================================================================================


     VAN ECK
     EMERGING
     MARKETS
       FUND
---  --------
     $ 34,845
     --------
       34,845
     --------
        -
---
     $ 34,845
===
     $ 27,858
===

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                FIDELITY      FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED        EQUITY-        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME       INCOME        MANAGER    INDEX 500    CONTRAFUND
                                       FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                   $ 14,527     $  5,411      $  6,010       $ 18,590      $ 13,097    $    8,381    $ 16,984
                                      --------     --------      --------       --------      --------    ----------    --------
                                        14,527        5,411         6,010         18,590        13,097         8,381      16,984
                                      --------     --------      --------       --------      --------    ----------    --------
Expenses:
    Mortality and expense risk
      charges                            3,078          328           315          1,971           862         3,512       2,311
    Policy fees/Cost of insurance       32,512        4,453         5,667         22,711         9,489        54,524      31,203
                                      --------     --------      --------       --------      --------    ----------    --------
                                        35,590        4,781         5,982         24,682        10,351        58,036      33,514
                                      --------     --------      --------       --------      --------    ----------    --------
      NET INVESTMENT INCOME (LOSS)     (21,063)         630            28         (6,092)        2,746       (49,655)    (16,530)
Investment gains and (losses):
  Net realized gains (losses)            -              110        (1,098)        (1,841)        7,002        16,102      20,485
  Net unrealized gains (losses)          -             (262)       (2,947)        55,423        (4,298)      102,284      34,773
                                      --------     --------      --------       --------      --------    ----------    --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)       -             (152)       (4,045)        53,582         2,704       118,386      55,258
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $(21,063)    $    478      $ (4,017)      $ 47,490      $  5,450    $   68,731    $ 38,728
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE ALGER                  THE ALGER                            MFS
        AMERICAN      THE ALGER   AMERICAN      MFS                   GROWTH      MFS         MFS        SOGEN
         SMALL        AMERICAN     MIDCAP     EMERGING      MFS        WITH     LIMITED      TOTAL      OVERSEAS
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH     INCOME    MATURITY     RETURN     VARIABLE
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES      SERIES     SERIES      SERIES       FUND
----------------------------------------------------------------------------------------------------------------
        $ 16,693      $  62,822   $  38,874   $  -       $   2,936   $  1,986   $  -       $   12,073   $  1,473
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
          16,693         62,822      38,874      -           2,936      1,986      -           12,073      1,473
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
             605          2,569       1,020      1,522       1,063      1,225        271          988        762
           8,923         30,768      12,506     24,018      14,951     16,179      4,267       10,867     12,946
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           9,528         33,337      13,526     25,540      16,014     17,404      4,538       11,855     13,708
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           7,165         29,485      25,348    (25,540)    (13,078)   (15,418)    (4,538)         218    (12,235)
             276         25,425       2,100      7,247       3,312      1,467       (170)       4,877      4,250
           6,879         24,391       1,209     46,926      25,115     24,551        866          687     36,022
        --------      ---------   ---------   --------   ---------   --------   --------   ----------   --------
           7,155         49,816       3,309     54,173      28,427     26,018        696        5,564     40,272
----------------------------------------------------------------------------------------------------------------
        $ 14,320      $  79,301   $  28,657   $ 28,633   $  15,349   $ 10,600   $ (3,842)  $    5,782   $ 28,037
================================================================================================================

      VAN ECK
     WORLDWIDE   VAN ECK
       HARD      EMERGING
      ASSETS     MARKETS
       FUND        FUND
---
     $    190    $  -
     --------    --------
          190       -
     --------    --------
           65         109
        1,044       2,229
     --------    --------
        1,109       2,338
     --------    --------
         (919)     (2,338)
         (356)      2,197
        2,826       7,780
     --------    --------
        2,470       9,977
---
     $  1,551    $  7,639
===

--------------------------------------------------------------------------------
                                        5
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--------------------------------------------------------------------------------

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                                    FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY
                                                   PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (21,063)    $   630      $     28       $ (6,092)     $  2,746    $  (49,655)
 Net realized and unrealized investment gains
   (losses)                                            -             (152)       (4,045)        53,582         2,704       118,386
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (21,063)        478        (4,017)        47,490         5,450        68,731
                                                   ----------     -------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                                288,952      50,993        51,118        250,870       123,677       563,684
 Surrenders and withdrawals                              (407)       (149)         (895)        (1,767)         (675)       (3,336)
 Transfers in (out of) subaccounts, net -- Note 1    (427,623)     (4,127)      (22,754)       (39,513)       24,650       271,092
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                    (139,078)     46,717        27,469        209,590       147,652       831,440
                                                   ----------     -------      --------       --------      --------    ----------
Increase in net assets                               (160,141)     47,195        23,452        257,080       153,102       900,171
Net assets at beginning of period                     847,527      49,741        65,501        299,454        85,716       420,003
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $  687,386     $96,936      $ 88,953       $556,534      $238,818    $1,320,174
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00     $ 14.53      $  10.27       $  27.25      $  17.69    $   155.65
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    687,386       6,671         8,661         20,423        13,500         8,482
==================================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                      $  (14,476)    $(3,056)     $ (5,532)      $(22,666)     $ (6,180)   $  (38,788)
 Net realized and unrealized investment gains
   (losses)                                            -            3,330           192         11,559         6,583        46,453
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from operations     (14,476)        274        (5,340)       (11,107)          403         7,665
                                                   ----------     -------      --------       --------      --------    ----------
From capital transactions:
 Net premiums/deposits                              1,100,864      36,000        58,181        263,891        61,909       327,244
 Surrenders and withdrawals                              (572)        (83)         (165)        (2,423)         (129)       (6,058)
 Transfers in (out of) subaccounts, net -- Note 1    (303,884)       (229)        8,694         22,472        16,042        50,804
                                                   ----------     -------      --------       --------      --------    ----------
   Change in net assets resulting from capital
     transactions                                     796,408      35,688        66,710        283,940        77,822       371,990
                                                   ----------     -------      --------       --------      --------    ----------
Increase (decrease) in net assets                     781,932      35,962        61,370        272,833        78,225       379,655
Net assets at beginning of period                      65,595      13,779         4,131         26,621         7,491        40,348
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $  847,527     $49,741      $ 65,501       $299,454      $ 85,716    $  420,003
==================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD          $     1.00     $ 15.27      $  10.92       $  25.42      $  18.16    $   141.25
==================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    847,527       3,257         5,998         11,780         4,720         2,973
==================================================================================================================================


                                                     FIDELITY
                                                    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)  PORTFOLIO
--------------------------------------------------  ----------
From operations:
 Net investment income (loss)                        $(16,530)
 Net realized and unrealized investment gains
   (losses)                                            55,258
                                                     --------
   Change in net assets resulting from operations      38,728
                                                     --------
From capital transactions:
 Net premiums/deposits                                336,858
 Surrenders and withdrawals                              (824)
 Transfers in (out of) subaccounts, net -- Note 1      46,915
                                                     --------
   Change in net assets resulting from capital
     transactions                                     382,949
                                                     --------
Increase in net assets                                421,677
Net assets at beginning of period                     327,340
--------------------------------------------------
NET ASSETS AT END OF PERIOD                          $749,017
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  26.10
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     28,698
==================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------
From operations:
 Net investment income (loss)                        $(22,765)
 Net realized and unrealized investment gains
   (losses)                                            46,063
                                                     --------
   Change in net assets resulting from operations      23,298
                                                     --------
From capital transactions:
 Net premiums/deposits                                246,088
 Surrenders and withdrawals                            (1,201)
 Transfers in (out of) subaccounts, net -- Note 1      36,435
                                                     --------
   Change in net assets resulting from capital
     transactions                                     281,322
                                                     --------
Increase (decrease) in net assets                     304,620
Net assets at beginning of period                      22,720
--------------------------------------------------
NET ASSETS AT END OF PERIOD                          $327,340
==================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  24.44
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     13,394
==================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          THE                        THE
         ALGER           THE        ALGER                             MFS
        AMERICAN        ALGER     AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN
         SMALL        AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS
     CAPITALIZATION    GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE
       PORTFOLIO      PORTFOLIO   PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND
-------------------------------------------------------------------------------------------------------------
        $  7,165      $ 29,485    $ 25,348    $(25,540)  $(13,078)  $(15,418)  $(4,538)   $    218   $(12,235)
           7,155        49,816       3,309     54,173     28,427      26,018       696       5,564    40,272
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          14,320        79,301      28,657     28,633     15,349      10,600    (3,842)      5,782    28,037
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          92,852       438,826     115,034    166,413    104,493     152,155    34,367     130,053    74,358
               -       (25,094)         (5)    (1,656)    (1,763)     (1,021)     (218)       (337)     -
         (31,282)      108,769      34,478     (7,951)     5,706       8,873   (14,235)       (282)    8,006
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          61,570       522,501     149,507    156,806    108,436     160,007    19,914     129,434    82,364
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          75,890       601,802     178,164    185,439    123,785     170,607    16,072     135,216   110,401
         131,214       280,243     168,837    286,259    205,296     210,576    53,470     128,308   134,319
-------------------------------------------------------------------------------------------------------------
        $207,104      $882,045    $347,001    $471,698   $329,081   $381,183   $69,542    $263,524   $244,720
=============================================================================================================
        $  43.58      $  55.84    $  27.60    $ 24.22    $ 20.48    $  21.14   $ 10.25    $  18.10   $ 12.47
=============================================================================================================
           4,752        15,796      12,572     19,476     16,068      18,031     6,785      14,559    19,625
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
        $ (3,424)     $ (6,097)   $ (9,436)   $(22,642)  $(15,787)  $(18,580)  $(4,763)   $ (5,524)  $(14,549)
           4,449        44,836      22,499     40,816     18,836      12,276      (499)      6,093    (3,210)
        --------      --------    --------    --------   --------   --------   -------    --------   --------
           1,025        38,739      13,063     18,174      3,049      (6,304)   (5,262)        569   (17,759)
        --------      --------    --------    --------   --------   --------   -------    --------   --------
          88,005       171,948     119,140    214,349    173,364     141,269    47,751      97,181   135,934
            (313)       (1,636)     (1,360)      (734)    (2,718)     (2,367)     (363)       (194)   (2,482)
          26,949        37,058      26,519     27,749     11,059      51,081        (7)     28,785     5,437
        --------      --------    --------    --------   --------   --------   -------    --------   --------
         114,641       207,370     144,299    241,364    181,705     189,983    47,381     125,772   138,889
        --------      --------    --------    --------   --------   --------   -------    --------   --------
         115,666       246,109     157,362    259,538    184,754     183,679    42,119     126,341   121,130
          15,548        34,134      11,475     26,721     20,542      26,897    11,351       1,967    13,189
-------------------------------------------------------------------------------------------------------------
        $131,214      $280,243    $168,837    $286,259   $205,296   $210,576   $53,470    $128,308   $134,319
=============================================================================================================
        $  43.97      $  53.22    $  28.87    $ 21.47    $ 19.05    $  20.11   $ 10.16    $  18.12   $ 10.07
=============================================================================================================
           2,984         5,266       5,848     13,333     10,777      10,471     5,263       7,081    13,339
=============================================================================================================


      VAN ECK
     WORLDWIDE   VAN ECK
       HARD      EMERGING
      ASSETS     MARKETS
       FUND        FUND
---
      $  (919)   $(2,338)
        2,470      9,977
      -------    -------
        1,551      7,639
      -------    -------
       10,739     12,961
          (70)       (59)
       (1,956)    (4,535)
      -------    -------
        8,713      8,367
      -------    -------
       10,264     16,006
       10,403     18,839
---
      $20,667    $34,845
===
      $ 10.71    $ 10.39
===
        1,930      3,354
===
---
      $  (417)   $(3,614)
       (3,800)    (3,708)
      -------    -------
       (4,217)    (7,322)
      -------    -------
        9,690     20,390
         (156)      (296)
         (816)      (690)
      -------    -------
        8,718     19,404
      -------    -------
        4,501     12,082
        5,902      6,757
---
      $10,403    $18,839
===
      $  9.20    $  7.12
===
        1,131      2,646
===

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners' select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 17 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund
    Equity-Income Portfolio
    ("Fidelity Equity-Income Portfolio")

  Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio
    ("Fidelity Asset Manager Portfolio")

  Fidelity Variable Insurance Products Fund II
    Index 500 Portfolio ("Fidelity Index 500 Portfolio")

  Fidelity Variable Insurance Products Fund II
    Contrafund Portfolio
    ("Fidelity Contrafund Portfolio")
------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to
    new investments)
  MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

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                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the average cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

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                                        9
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                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits).

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

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                                       10
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                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 1999 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    NOTE 5. MANAGEMENT'S DISCUSSION OF YEAR 2000 IMPACT ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     The widespread use of computer programs, both in the United States and internationally, that rely on two digit date fields to perform computations and decision making functions may cause computer systems to malfunction when processing information involving dates beginning in 1999. Such malfunctions could lead to business delays and disruptions. Separate Account does not maintain any systems. Instead, it relies on the systems of CNA, third party vendors and other business partners. CNA, on behalf of Separate Account, has a plan under which it reviews periodically the progress that these parties are making on this issue. As of December 1, 1998, CNA had certified internally as Year 2000-ready all of the internal systems used by Separate Account. However, as business conditions change, CNA may respond by revising previous Year 2000 strategies or solutions affecting specific systems. In limited cases, a system that was to have been replaced, instead, may be renovated to become Year 2000 ready prior to January 1, 2000. Separate Account does not believe these changes will have a material impact on the Company.

     CNA has also received statements of Year 2000 compliance from certain key business partners. Separate Account management believes that the systems on which it relies does not have any significant remaining exposure to the Year 2000 issue and, therefore Separate Account does not have a material exposure to the Year 2000 issue. However, due to the interdependent nature of computer systems, there may be an adverse impact on Separate Account if its business partners fail to address the Year 2000 issue successfully. To mitigate this impact, if any, CNA on behalf of itself and Separate Account is communicating with its business partners to coordinate Year 2000 conversion. In addition, CNA has developed business resumption plans to ensure that it and Separate Account are able to continue critical processes through other means in the event that it becomes necessary to do so. Formal strategies have been developed to include appropriate recovery processes and use of alternative vendors.

     Based on its current assessment, CNA estimates that the total cost to replace and upgrade its systems to accommodate Year 2000 processing will be approximately $70 million. As of June 30, 1999, CNA has spent approximately $60 million on Year 2000 readiness matter.

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                                       11
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The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of the CNA Financial Corporation. CNA Capital Select Variable Universal Life is issued by the Valley Forge Life Insurance Company, one of the CNA companies.

CNA is a registered service mark of CNA Financial Corporation. The policy form numbers for this product are: V100-1132-A Series, V100-1133-A Series.
CNA Capital Select Variable Universal Life is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139






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AG-132667-B   8/99 Printed in USA